S000068731 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Aware 60/40 Balanced Allocation ETF | iShares ESG Aware 60/40 Balanced Allocation ETF
Prospectus [Line Items]
Annual Return [Percent]	10.61%	15.06%	(16.90%)	10.81%